May, 2007

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re: C.M. Life Insurance Company

C.M. Multi-Account A

File No. 33-61679

Dear Commissioners:

On behalf of C.M. Life Insurance Company (the “Company”) and C.M. Multi-Account A (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information (“SAI”) for certain deferred variable annuity contracts offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in post-effective amendment number 18 to the Form N-4 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 27, 2007.

Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis Second Vice President and Associate General Counsel for MassMutual